INCOME TAXES - Schedule of Components of the Expense for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Foreign	$ 1,391	$ 529	$ 999
Total current income tax expense	1,391	529	999
Deferred
Foreign	231	154	275
Total deferred tax expense	231	154	275
Total tax expense	$ 1,622	$ 683	$ 1,274